Licenses and Permits	12 Months Ended
Dec. 31, 2011
Licenses and Permits
Licenses and Permits

8.                                      Licenses and Permits

	December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,319,347	$3,319,347	$—
Combined inactivated hepatitis A&B	477,313	332,916	144,397
H5N1 licenses (note 23 (c))	1,444,675	252,818	1,191,857
Total	$5,241,335	$3,905,081	$1,336,254

	December 31, 2010
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,195,295	$3,073,516	$121,779
Combined inactivated hepatitis A&B	459,475	274,140	185,335
H5N1 licenses (note 23 (c))	1,190,000	148,750	1,041,250
Total	$4,844,770	$3,496,406	$1,348,364

(a)                                 Amortization expense for the licenses and permits was $268,345, $546,623 and $397,878 for the years ended December 31, 2011, 2010 and 2009, respectively.

(b)                                The estimated amortization expenses for the remaining useful lives are as follows:

2012	$120,000
2013	120,000
2014	120,000
2015	72,000
2016	72,000
Thereafter	832,254
Total	$1,336,254

The above amortization expense forecast is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of licenses and permits, and other events.

(c)                                  See note 1 regarding risks and uncertainties associated with licenses and permits.